Borrowings and financial liabilities - Accounting treatment ATLAS conversion option (Details) € / shares in Units, € in Thousands		12 Months Ended
	Dec. 31, 2020 EUR (€) item	Dec. 31, 2020 EUR (€) item shares	Aug. 28, 2020 EUR (€) item € / shares shares	Jun. 19, 2020 EUR (€) item € / shares shares	Apr. 29, 2020 EUR (€) item € / shares shares
Disclosure of financial liabilities [line items]
Change in fair value	€ (346)
Number of notes converted | item	330	330
Cumulative amount of repayments	€ 750	€ 750
Convertible notes to Atlas
Disclosure of financial liabilities [line items]
Change in fair value		€ 270
Number of notes converted | item	600	600
Number of shares issued upon conversion of bonds | shares		17,178,683
Proceeds from issuance of ORNANE		€ 15,000
ATLAS Tranche 1 Member
Disclosure of financial liabilities [line items]
Number of outstanding convertible notes | item					120
Number of shares issuable upon conversion | shares					3,203,759
Conversion price per share | € / shares					€ 0.94
Value of the derivative instrument (in thousands of )					€ 986
Change in fair value	€ (986)
ATLAS Tranche 2 Member
Disclosure of financial liabilities [line items]
Number of outstanding convertible notes | item				120
Number of shares issuable upon conversion | shares				3,992,856
Conversion price per share | € / shares				€ 0.75
Value of the derivative instrument (in thousands of )				€ 809
Change in fair value	(809)
ATLAS Tranche 3 Member
Disclosure of financial liabilities [line items]
Number of outstanding convertible notes | item			120
Number of shares issuable upon conversion | shares			4,827,907
Conversion price per share | € / shares			€ 0.62
Value of the derivative instrument (in thousands of )			€ 586
Change in fair value	€ (586)
Number of notes repaid in cash | item	30	30
Volatility | ATLAS Tranche 1 Member
Disclosure of financial liabilities [line items]
Input to valuation					85.54
Volatility | ATLAS Tranche 2 Member
Disclosure of financial liabilities [line items]
Input to valuation				68.05
Volatility | ATLAS Tranche 3 Member
Disclosure of financial liabilities [line items]
Input to valuation			48.60
Risk-free rate | ATLAS Tranche 1 Member
Disclosure of financial liabilities [line items]
Input to valuation					(0.57)
Risk-free rate | ATLAS Tranche 2 Member
Disclosure of financial liabilities [line items]
Input to valuation				0.55
Risk-free rate | ATLAS Tranche 3 Member
Disclosure of financial liabilities [line items]
Input to valuation			(0.59)
Discount rate
Disclosure of financial liabilities [line items]
Input to valuation	8	8
Discount rate | Convertible notes to Atlas
Disclosure of financial liabilities [line items]
Input to valuation	3	3
Discount rate | ATLAS Tranche 1 Member
Disclosure of financial liabilities [line items]
Input to valuation					0.310
Discount rate | ATLAS Tranche 2 Member
Disclosure of financial liabilities [line items]
Input to valuation				0.204
Discount rate | ATLAS Tranche 3 Member
Disclosure of financial liabilities [line items]
Input to valuation			0.122